Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2018
Registrant Name	ADVISORS SERIES TRUST
Central Index Key	0001027596
Amendment Flag	false
Document Creation Date	Jan. 25, 2019
Document Effective Date	Jan. 28, 2019
Prospectus Date	Jan. 28, 2019
Poplar Forest Partners Fund | Class A
Prospectus:
Trading Symbol	PFPFX
Poplar Forest Partners Fund | Institutional Class
Prospectus:
Trading Symbol	IPFPX
Poplar Forest Cornerstone Fund | Class A
Prospectus:
Trading Symbol	PFCFX
Poplar Forest Cornerstone Fund | Institutional Class
Prospectus:
Trading Symbol	IPFCX